Note 5 - Accounting Policies and New Standards Adopted - Interim Consolidated Statements of Comprehensive Income (Loss) IFRS 15 Effect (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement Line Items [Line Items]
Sales	$ 956,843,000	$ 851,927,000	$ 1,833,300,000	$ 1,699,633,000
Cost of sales	783,504,000	709,264,000	1,506,429,000	1,399,407,000
Gross margin	173,339,000	142,663,000	326,871,000	300,226,000
Administrative	58,508,000	46,806,000	114,190,000	95,437,000
Selling and marketing	56,749,000	58,577,000	107,292,000	116,653,000
Other operating expenses	31,833,000	20,795,000	59,651,000	55,771,000
	147,090,000	126,178,000	281,133,000	267,861,000
Operating profit before the following	26,249,000	16,485,000	45,738,000	32,365,000
Finance costs	(20,123,000)	(12,521,000)	(36,463,000)	(24,511,000)
Change in fair value of derivative instruments and other	(23,932,000)	(70,923,000)	(60,488,000)	39,694,000
Other income	2,768,000	203,000	2,713,000	1,802,000
Loss before income taxes	(15,038,000)	(66,756,000)	(48,500,000)	49,350,000
Total tax expense (income)	6,412,000	(1,833,000)	14,373,000	4,964,000
Loss for the period	(21,450,000)	(64,923,000)	(62,873,000)	44,386,000
Profit (loss) as per consolidated statement of income	(21,385,000)	(68,864,000)	(62,762,000)	34,994,000
Non-controlling interest	$ (65,000)	$ 3,941,000	$ (111,000)	$ 9,392,000
Basic earnings (loss) per share available to shareholders (in CAD per share)	$ (0.16)	$ (0.48)	$ (0.45)	$ 0.21
Diluted earnings (loss) per share available to shareholders (in CAD per share)	$ (0.16)	$ (0.48)	$ (0.45)	$ 0.17
IAS 18 [member]
Statement Line Items [Line Items]
Sales	$ 956,843,000		$ 1,833,300,000
Cost of sales	783,504,000		1,506,429,000
Gross margin	173,339,000		326,871,000
Administrative	58,508,000		114,190,000
Selling and marketing	66,861,000		126,667,000
Other operating expenses	31,833,000		59,651,000
	157,202,000		300,508,000
Operating profit before the following	16,137,000		26,363,000
Finance costs	(20,123,000)		(36,463,000)
Change in fair value of derivative instruments and other	(23,932,000)		(60,488,000)
Other income	2,768,000		2,713,000
Loss before income taxes	(25,150,000)		(67,875,000)
Total tax expense (income)	6,412,000		14,373,000
Loss for the period	(31,562,000)		(82,248,000)
Profit (loss) as per consolidated statement of income	(31,497,000)		(82,137,000)
Non-controlling interest	$ (65,000)		$ (111,000)
Basic earnings (loss) per share available to shareholders (in CAD per share)	$ (0.23)		$ (0.58)
Diluted earnings (loss) per share available to shareholders (in CAD per share)	$ (0.23)		$ (0.58)
Increase (decrease) due to application of IFRS 15 [member]
Statement Line Items [Line Items]
Sales
Cost of sales
Gross margin
Administrative
Selling and marketing	(10,112,000)		(19,375,000)
Other operating expenses
	(10,112,000)		(19,375,000)
Operating profit before the following	10,112,000		19,375,000
Finance costs
Change in fair value of derivative instruments and other
Other income
Loss before income taxes	10,112,000		19,375,000
Total tax expense (income)
Loss for the period	10,112,000		19,375,000
Profit (loss) as per consolidated statement of income	10,112,000		19,375,000
Non-controlling interest
Basic earnings (loss) per share available to shareholders (in CAD per share)	$ 0.07		$ 0.13
Diluted earnings (loss) per share available to shareholders (in CAD per share)	$ 0.07		$ 0.13
IFRS 15 [member]
Statement Line Items [Line Items]
Sales	$ 956,843,000		$ 1,833,300,000
Cost of sales	783,504,000		1,506,429,000
Gross margin	173,339,000		326,871,000
Administrative	58,508,000		114,190,000
Selling and marketing	56,749,000		107,292,000
Other operating expenses	31,833,000		59,651,000
	147,090,000		281,133,000
Operating profit before the following	26,249,000		45,738,000
Finance costs	(20,123,000)		(36,463,000)
Change in fair value of derivative instruments and other	(23,932,000)		(60,488,000)
Other income	2,768,000		2,713,000
Loss before income taxes	(15,038,000)		(48,500,000)
Total tax expense (income)	6,412,000		14,373,000
Loss for the period	(21,450,000)		(62,873,000)
Profit (loss) as per consolidated statement of income	(21,385,000)		(62,762,000)
Non-controlling interest	$ (65,000)		$ (111,000)
Basic earnings (loss) per share available to shareholders (in CAD per share)	$ (0.16)		$ (0.45)
Diluted earnings (loss) per share available to shareholders (in CAD per share)	$ (0.16)		$ (0.45)